PIMCO REALPATH Blend 2060 Fund Expense Example - PIMCO REALPATH Blend 2060 Fund	Jun. 30, 2026 USD ($)
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 15
Expense Example, with Redemption, 3 Years	45
Expense Example, with Redemption, 5 Years	79
Expense Example, with Redemption, 10 Years	179
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	607
Expense Example, with Redemption, 3 Years	729
Expense Example, with Redemption, 5 Years	861
Expense Example, with Redemption, 10 Years	$ 1,247